Marketable securities and short-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Marketable Securities and Short term Investments

	December 31, 2022	December 31, 2021
Marketable securities	10,119	—
Short-term investments	204,045	177,191

Marketable securities and short-term investments	214,164	177,191

Summary of Marketable Securities
The following table shows the changes in the balances:

	2022	2021

Opening balance on January 1	—	16,969
Additions	9,003	—
Redemption	—	(16,857)
Interest received	—	(324)
Accrued interest	1,141	—
Fair value gains (losses)	—	212
Exchange differences	(25)	—

Closing balance on December 31	10,119	—

Summary of Short term Investments
The following table shows the changes in the balances:

	2022	2021
Opening balance on January 1	177,191	—
Additions	111,612	177,816
Redemption	(78,011)	(1,053)
Fair value gains (losses)	(4,766)	428
Exchange differences	(1,981)	—

Closing balance on December 31	204,045	177,191